TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2020	2019
a) Tax provisions	706,104	396,821
b) Labor provisions	428,821	357,130
c) Civil provisions	37,586	55,348
	1,172,511	809,299

Schedule of changes in the tax, labor and civil provisions

	2020	2019	2018
Balance at the beginning of the year	809,299	770,305	827,883
(+) Additions	559,513	249,868	177,684
(+) Monetary correction	104,473	70,788	85,626
(-) Reversal of accrued amounts	(304,678)	(282,239)	(319,719)
(+) Foreign exchange effect on provisions in foreign currency	3,904	577	(1,169)
Balance at the end of the year	1,172,511	809,299	770,305

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2020	2019
Tax	1,597,995	1,837,967
Labor	95,234	113,379
Civil	132,562	40,369
	1,825,791	1,991,715